UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                    as of September 30, 2018 (Unaudited)

DWS Equity 500 Index VIP

	Shares	Value ($)
Common Stocks 99.4%
Communication Services 10.0%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	178,257	5,985,870
CenturyLink, Inc.	23,325	494,490
Verizon Communications, Inc.	101,417	5,414,654
		11,895,014
Entertainment 2.2%
Activision Blizzard, Inc.	18,715	1,556,901
Electronic Arts, Inc.*	7,499	903,555
Netflix, Inc.*	10,688	3,998,701
Take-Two Interactive Software, Inc.*	2,815	388,442
Twenty-First Century Fox, Inc. "A"	25,910	1,200,410
Twenty-First Century Fox, Inc. "B"	11,942	547,182
Viacom, Inc. "B"	8,788	296,683
Walt Disney Co.	36,490	4,267,141
		13,159,015
Interactive Media & Services 4.6%
Alphabet, Inc. "A"*	7,336	8,855,139
Alphabet, Inc. "C"*	7,557	9,019,053
Facebook, Inc. "A"*	59,196	9,735,374
TripAdvisor, Inc.*	2,553	130,381
Twitter, Inc.*	17,667	502,803
		28,242,750
Media 1.2%
CBS Corp. "B"	8,342	479,248
Charter Communications, Inc. "A"*	4,380	1,427,354
Comcast Corp. "A"	112,164	3,971,727
Discovery, Inc. "C"*	8,815	260,748
Discovery, Inc. "A"*	3,841	122,912
DISH Network Corp. "A"*	5,672	202,831
Interpublic Group of Companies, Inc.	9,561	218,660
News Corp. "A"	9,421	124,263
News Corp. "B"	3,121	42,446
Omnicom Group, Inc.	5,466	371,797
		7,221,986
Consumer Discretionary 10.2%
Auto Components 0.1%
Aptiv PLC	6,511	546,273
BorgWarner, Inc.	5,153	220,445
Goodyear Tire & Rubber Co.	5,713	133,627
		900,345
Automobiles 0.4%
Ford Motor Co.	95,959	887,620
General Motors Co.	32,249	1,085,824
Harley-Davidson, Inc.	3,996	181,019
		2,154,463
Distributors 0.1%
Genuine Parts Co.	3,571	354,958
LKQ Corp.*	7,820	247,659
		602,617
Diversified Consumer Services 0.0%
H&R Block, Inc.	5,178	133,334
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	9,858	628,645
Chipotle Mexican Grill, Inc.*	595	270,439
Darden Restaurants, Inc.	3,060	340,241
Hilton Worldwide Holdings, Inc.	7,315	590,906
Marriott International, Inc. "A"	7,064	932,660
McDonald's Corp.	19,041	3,185,369
MGM Resorts International	12,580	351,108
Norwegian Cruise Line Holdings Ltd.*	5,062	290,711
Royal Caribbean Cruises Ltd.	4,204	546,268
Starbucks Corp.	33,111	1,882,029
Wynn Resorts Ltd.	2,400	304,944
Yum! Brands, Inc.	7,785	707,734
		10,031,054
Household Durables 0.3%
D.R. Horton, Inc.	8,458	356,758
Garmin Ltd.	2,966	207,768
Leggett & Platt, Inc.	3,259	142,712
Lennar Corp. "A"	7,159	334,254
Mohawk Industries, Inc.*	1,538	269,688
Newell Brands, Inc.	10,674	216,682
PulteGroup, Inc.	6,298	156,002
Whirlpool Corp.	1,588	188,575
		1,872,439
Internet & Direct Marketing Retail 3.9%
Amazon.com, Inc.*	10,056	20,142,168
Booking Holdings, Inc.*	1,165	2,311,360
eBay, Inc.*	22,846	754,375
Expedia Group, Inc.	2,907	379,305
		23,587,208
Leisure Products 0.1%
Hasbro, Inc.	2,868	301,484
Mattel, Inc.*	8,557	134,345
		435,829
Multiline Retail 0.5%
Dollar General Corp.	6,527	713,401
Dollar Tree, Inc.*	5,803	473,235
Kohl's Corp.	4,092	305,059
Macy's, Inc.	7,535	261,690
Nordstrom, Inc.	2,772	165,793
Target Corp.	12,923	1,139,938
		3,059,116
Specialty Retail 2.4%
Advance Auto Parts, Inc.	1,842	310,064
AutoZone, Inc.*	652	505,756
Best Buy Co., Inc.	5,999	476,081
CarMax, Inc.*	4,366	326,009
Foot Locker, Inc.	2,849	145,242
Home Depot, Inc.	28,083	5,817,394
L Brands, Inc.	5,575	168,923
Lowe's Companies, Inc.	19,906	2,285,607
O'Reilly Automotive, Inc.*	1,976	686,304
Ross Stores, Inc.	9,221	913,801
The Gap, Inc.	5,227	150,799
Tiffany & Co.	2,674	344,866
TJX Companies, Inc.	15,410	1,726,228
Tractor Supply Co.	2,992	271,913
Ulta Salon, Cosmetics & Fragrance, Inc.*	1,394	393,275
		14,522,262
Textiles, Apparel & Luxury Goods 0.8%
Hanesbrands, Inc.	8,625	158,959
Michael Kors Holdings Ltd.*	3,662	251,067
NIKE, Inc. "B"	31,433	2,663,004
PVH Corp.	1,907	275,371
Ralph Lauren Corp.	1,364	187,618
Tapestry, Inc.	7,064	355,107
Under Armour, Inc. "A"*	4,604	97,697
Under Armour, Inc. "C"* (a)	4,609	89,691
VF Corp.	7,992	746,852
		4,825,366
Consumer Staples 6.7%
Beverages 1.7%
Brown-Forman Corp. "B"	4,141	209,328
Coca-Cola Co.	94,007	4,342,183
Constellation Brands, Inc. "A"	4,105	885,120
Molson Coors Brewing Co. "B"	4,602	283,023
Monster Beverage Corp.*	9,770	569,396
PepsiCo, Inc.	34,728	3,882,590
		10,171,640
Food & Staples Retailing 1.4%
Costco Wholesale Corp.	10,767	2,528,953
Kroger Co.	19,507	567,849
Sysco Corp.	11,753	860,907
Walgreens Boots Alliance, Inc.	20,708	1,509,613
Walmart, Inc.	35,230	3,308,449
		8,775,771
Food Products 1.0%
Archer-Daniels-Midland Co.	13,668	687,090
Campbell Soup Co. (a)	4,797	175,714
Conagra Brands, Inc.	9,631	327,165
General Mills, Inc.	14,700	630,924
Hormel Foods Corp.	6,655	262,207
Kellogg Co.	6,224	435,805
Kraft Heinz Co.	15,279	842,026
McCormick & Co., Inc.	2,968	391,034
Mondelez International, Inc. "A"	36,046	1,548,536
The Hershey Co.	3,416	348,432
The JM Smucker Co.	2,753	282,485
Tyson Foods, Inc. "A"	7,266	432,545
		6,363,963
Household Products 1.4%
Church & Dwight Co., Inc.	5,960	353,845
Clorox Co.	3,145	473,040
Colgate-Palmolive Co.	21,314	1,426,972
Kimberly-Clark Corp.	8,537	970,145
Procter & Gamble Co.	61,110	5,086,185
		8,310,187
Personal Products 0.2%
Coty, Inc. "A"	11,065	138,976
Estee Lauder Companies, Inc. "A"	5,505	799,987
		938,963
Tobacco 1.0%
Altria Group, Inc.	46,229	2,788,071
Philip Morris International, Inc.	38,168	3,112,219
		5,900,290
Energy 6.0%
Energy Equipment & Services 0.7%
Baker Hughes a GE Co.	10,251	346,791
Halliburton Co.	21,665	878,083
Helmerich & Payne, Inc.	2,671	183,685
National Oilwell Varco, Inc.	9,278	399,696
Schlumberger Ltd.	33,978	2,069,940
TechnipFMC PLC	10,592	331,000
		4,209,195
Oil, Gas & Consumable Fuels 5.3%
Anadarko Petroleum Corp.	12,580	848,018
Andeavor	3,397	521,439
Apache Corp.	9,294	443,045
Cabot Oil & Gas Corp.	10,638	239,568
Chevron Corp.	47,054	5,753,763
Cimarex Energy Co.	2,377	220,918
Concho Resources, Inc.*	4,919	751,377
ConocoPhillips	28,463	2,203,036
Devon Energy Corp.	12,508	499,570
EOG Resources., Inc.	14,232	1,815,576
EQT Corp.	6,490	287,053
Exxon Mobil Corp.	103,946	8,837,489
Hess Corp.	6,188	442,937
HollyFrontier Corp.	3,981	278,272
Kinder Morgan, Inc.	46,482	824,126
Marathon Oil Corp.	20,775	483,642
Marathon Petroleum Corp.	11,076	885,748
Newfield Exploration Co.*	4,910	141,555
Noble Energy, Inc.	11,843	369,383
Occidental Petroleum Corp.	18,816	1,546,111
ONEOK, Inc.	10,029	679,866
Phillips 66	10,495	1,182,996
Pioneer Natural Resources Co.	4,177	727,592
Valero Energy Corp.	10,526	1,197,332
Williams Companies, Inc.	29,720	808,087
		31,988,499
Financials 13.2%
Banks 5.8%
Bank of America Corp.	228,014	6,717,292
BB&T Corp.	19,038	924,105
Citigroup, Inc.	61,780	4,432,097
Citizens Financial Group, Inc.	11,581	446,679
Comerica, Inc.	4,219	380,554
Fifth Third Bancorp.	16,368	456,995
Huntington Bancshares, Inc.	27,142	404,959
JPMorgan Chase & Co.	82,497	9,308,962
KeyCorp	25,834	513,838
M&T Bank Corp.	3,552	584,446
People's United Financial, Inc.	8,585	146,975
PNC Financial Services Group, Inc.	11,400	1,552,566
Regions Financial Corp.	27,209	499,285
SunTrust Banks, Inc.	11,239	750,653
SVB Financial Group*	1,297	403,147
U.S. Bancorp.	37,604	1,985,867
Wells Fargo & Co.	106,399	5,592,331
Zions Bancorp.	4,762	238,814
		35,339,565
Capital Markets 2.7%
Affiliated Managers Group, Inc.	1,321	180,607
Ameriprise Financial, Inc.	3,475	513,119
Bank of New York Mellon Corp.	22,594	1,152,068
BlackRock, Inc.	3,013	1,420,117
Cboe Global Markets, Inc.	2,725	261,491
Charles Schwab Corp.	29,516	1,450,711
CME Group, Inc.	8,363	1,423,466
E*TRADE Financial Corp.*	6,397	335,139
Franklin Resources., Inc.	7,517	228,592
Intercontinental Exchange, Inc.	14,037	1,051,231
Invesco Ltd.	10,139	231,980
Moody's Corp.	4,125	689,700
Morgan Stanley	32,554	1,516,040
MSCI, Inc.	2,165	384,093
Nasdaq, Inc.	2,798	240,068
Northern Trust Corp.	5,483	559,979
Raymond James Financial, Inc.	3,202	294,744
S&P Global, Inc.	6,177	1,206,924
State Street Corp.	9,321	780,913
T. Rowe Price Group, Inc.	5,999	654,971
The Goldman Sachs Group., Inc.	8,623	1,933,622
		16,509,575
Consumer Finance 0.7%
American Express Co.	17,331	1,845,578
Capital One Financial Corp.	11,744	1,114,858
Discover Financial Services	8,410	642,945
Synchrony Financial	16,730	519,968
		4,123,349
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc. "B"*	47,854	10,246,020
Jefferies Financial Group, Inc.	7,042	154,642
		10,400,662
Insurance 2.3%
Aflac, Inc.	18,885	888,917
Allstate Corp.	8,498	838,753
American International Group, Inc.	21,761	1,158,556
Aon PLC	5,972	918,374
Arthur J. Gallagher & Co.	4,506	335,427
Assurant, Inc.	1,337	144,329
Brighthouse Financial, Inc.*	2,925	129,402
Chubb Ltd.	11,350	1,516,814
Cincinnati Financial Corp.	3,696	283,890
Everest Re Group Ltd.	985	225,043
Hartford Financial Services Group, Inc.	8,710	435,152
Lincoln National Corp.	5,314	359,545
Loews Corp.	6,833	343,221
Marsh & McLennan Companies, Inc.	12,389	1,024,818
MetLife, Inc.	24,424	1,141,089
Principal Financial Group, Inc.	6,517	381,831
Progressive Corp.	14,288	1,015,019
Prudential Financial, Inc.	10,263	1,039,847
The Travelers Companies, Inc.	6,534	847,525
Torchmark Corp.	2,575	223,227
Unum Group	5,384	210,353
Willis Towers Watson PLC	3,231	455,377
		13,916,509
Health Care 14.9%
Biotechnology 2.6%
AbbVie, Inc.	37,166	3,515,160
Alexion Pharmaceuticals, Inc.*	5,467	759,968
Amgen, Inc.	15,884	3,292,594
Biogen., Inc.*	4,944	1,746,765
Celgene Corp.*	17,268	1,545,313
Gilead Sciences, Inc.	31,761	2,452,267
Incyte Corp.*	4,374	302,156
Regeneron Pharmaceuticals, Inc.*	1,912	772,525
Vertex Pharmaceuticals, Inc.*	6,276	1,209,636
		15,596,384
Health Care Equipment & Supplies 3.2%
Abbott Laboratories	43,051	3,158,221
ABIOMED, Inc.*	1,101	495,175
Align Technology, Inc.*	1,793	701,457
Baxter International, Inc.	12,193	939,958
Becton, Dickinson & Co.	6,565	1,713,465
Boston Scientific Corp.*	33,972	1,307,922
Danaher Corp.	15,110	1,641,853
DENTSPLY SIRONA, Inc.	5,525	208,514
Edwards Lifesciences Corp.*	5,130	893,133
Hologic, Inc.*	6,641	272,148
IDEXX Laboratories, Inc.*	2,125	530,528
Intuitive Surgical, Inc.*	2,791	1,602,034
Medtronic PLC	33,171	3,263,031
ResMed, Inc.	3,532	407,381
Stryker Corp.	7,617	1,353,389
The Cooper Companies, Inc.	1,216	337,014
Varian Medical Systems, Inc.*	2,213	247,701
Zimmer Biomet Holdings, Inc.	4,967	653,011
		19,725,935
Health Care Providers & Services 3.4%
Aetna, Inc.	8,035	1,629,900
AmerisourceBergen Corp.	3,913	360,857
Anthem, Inc.	6,379	1,748,165
Cardinal Health, Inc.	7,513	405,702
Centene Corp.*	5,013	725,782
Cigna Corp.	5,982	1,245,751
CVS Health Corp.	24,988	1,967,055
DaVita, Inc.*	3,112	222,913
Envision Healthcare Corp.*	3,013	137,784
Express Scripts Holding Co.*	13,818	1,312,848
HCA Healthcare, Inc.	6,622	921,253
Henry Schein, Inc.*	3,732	317,332
Humana, Inc.	3,390	1,147,583
Laboratory Corp. of America Holdings*	2,493	432,984
McKesson Corp.	4,937	654,893
Quest Diagnostics, Inc.	3,373	363,980
UnitedHealth Group, Inc.	23,622	6,284,397
Universal Health Services, Inc. "B"	2,094	267,697
WellCare Health Plans, Inc.*	1,232	394,844
		20,541,720
Health Care Technology 0.1%
Cerner Corp.*	8,072	519,918
Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	7,823	551,834
Illumina, Inc.*	3,617	1,327,656
IQVIA Holdings, Inc.*	3,953	512,862
Mettler-Toledo International, Inc.*	620	377,568
PerkinElmer, Inc.	2,759	268,368
Thermo Fisher Scientific, Inc.	9,883	2,412,243
Waters Corp.*	1,880	365,998
		5,816,529
Pharmaceuticals 4.7%
Allergan PLC	7,833	1,492,030
Bristol-Myers Squibb Co.	40,069	2,487,483
Eli Lilly & Co.	23,463	2,517,815
Johnson & Johnson	65,853	9,098,909
Merck & Co., Inc.	65,284	4,631,247
Mylan NV*	12,691	464,491
Nektar Therapeutics*	4,232	257,983
Perrigo Co. PLC	3,035	214,878
Pfizer, Inc.	143,901	6,341,717
Zoetis, Inc.	11,813	1,081,598
		28,588,151
Industrials 9.7%
Aerospace & Defense 2.7%
Arconic, Inc.	10,553	232,271
Boeing Co.	13,113	4,876,725
General Dynamics Corp.	6,835	1,399,261
Harris Corp.	2,898	490,371
Huntington Ingalls Industries, Inc.	1,057	270,677
L3 Technologies, Inc.	1,906	405,254
Lockheed Martin Corp.	6,097	2,109,318
Northrop Grumman Corp.	4,289	1,361,200
Raytheon Co.	7,025	1,451,786
Rockwell Collins, Inc.	4,002	562,161
Textron, Inc.	6,090	435,252
TransDigm Group, Inc.*	1,177	438,197
United Technologies Corp.	18,458	2,580,613
		16,613,086
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	3,394	332,340
Expeditors International of Washington, Inc.	4,254	312,797
FedEx Corp.	5,973	1,438,239
United Parcel Service, Inc. "B"	17,023	1,987,435
		4,070,811
Airlines 0.5%
Alaska Air Group, Inc.	3,070	211,400
American Airlines Group, Inc.	10,159	419,871
Delta Air Lines, Inc.	15,402	890,698
Southwest Airlines Co.	12,637	789,181
United Continental Holdings, Inc.*	5,610	499,627
		2,810,777
Building Products 0.3%
A.O. Smith Corp.	3,504	187,008
Allegion PLC	2,368	214,470
Fortune Brands Home & Security, Inc.	3,463	181,323
Johnson Controls International PLC	22,719	795,165
Masco Corp.	7,625	279,075
		1,657,041
Commercial Services & Supplies 0.4%
Cintas Corp.	2,098	415,006
Copart, Inc.*	5,077	261,618
Republic Services, Inc.	5,329	387,205
Rollins, Inc.	2,409	146,202
Stericycle, Inc.*	2,175	127,629
Waste Management, Inc.	9,714	877,757
		2,215,417
Construction & Engineering 0.1%
Fluor Corp.	3,501	203,408
Jacobs Engineering Group, Inc.	2,918	223,227
Quanta Services, Inc.*	3,766	125,709
		552,344
Electrical Equipment 0.5%
AMETEK, Inc.	5,641	446,316
Eaton Corp. PLC	10,687	926,883
Emerson Electric Co.	15,394	1,178,873
Rockwell Automation, Inc.	3,022	566,685
		3,118,757
Industrial Conglomerates 1.5%
3M Co.	14,395	3,033,170
General Electric Co.	213,326	2,408,451
Honeywell International, Inc.	18,203	3,028,979
Roper Technologies, Inc.	2,539	752,077
		9,222,677
Machinery 1.5%
Caterpillar, Inc.	14,610	2,227,879
Cummins, Inc.	3,683	537,976
Deere & Co.	7,926	1,191,516
Dover Corp.	3,615	320,036
Flowserve Corp.	3,187	174,297
Fortive Corp. (a)	7,569	637,310
Illinois Tool Works, Inc.	7,564	1,067,432
Ingersoll-Rand PLC	6,036	617,483
PACCAR, Inc.	8,601	586,502
Parker-Hannifin Corp.	3,258	599,244
Pentair PLC	3,920	169,932
Snap-on, Inc.	1,367	250,981
Stanley Black & Decker, Inc.	3,750	549,150
Xylem, Inc.	4,465	356,619
		9,286,357
Professional Services 0.3%
Equifax, Inc.	2,968	387,532
IHS Markit Ltd.*	8,802	474,956
Nielsen Holdings PLC	8,740	241,748
Robert Half International, Inc.	3,016	212,266
Verisk Analytics, Inc.*	4,028	485,576
		1,802,078
Road & Rail 1.0%
CSX Corp.	20,033	1,483,443
J.B. Hunt Transport Services, Inc.	2,155	256,316
Kansas City Southern	2,478	280,708
Norfolk Southern Corp.	6,866	1,239,313
Union Pacific Corp.	18,158	2,956,667
		6,216,447
Trading Companies & Distributors 0.2%
Fastenal Co.	6,991	405,618
United Rentals, Inc.*	2,047	334,889
W.W. Grainger, Inc.	1,115	398,512
		1,139,019
Information Technology 20.9%
Communications Equipment 1.1%
Arista Networks, Inc.*	1,267	336,845
Cisco Systems, Inc.	112,213	5,459,162
F5 Networks, Inc.*	1,497	298,532
Juniper Networks, Inc.	8,387	251,358
Motorola Solutions, Inc.	3,962	515,615
		6,861,512
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	7,359	691,893
Corning, Inc.	19,875	701,588
FLIR Systems, Inc.	3,430	210,842
IPG Photonics Corp.*	866	135,157
TE Connectivity Ltd.	8,551	751,889
		2,491,369
IT Services 4.8%
Accenture PLC "A"	15,704	2,672,821
Akamai Technologies, Inc.*	4,213	308,181
Alliance Data Systems Corp.	1,159	273,709
Automatic Data Processing, Inc.	10,762	1,621,403
Broadridge Financial Solutions, Inc.	2,882	380,280
Cognizant Technology Solutions Corp. "A"	14,197	1,095,299
DXC Technology Co.	6,900	645,288
Fidelity National Information Services, Inc.	8,087	882,049
Fiserv, Inc.*	9,888	814,573
FleetCor Technologies, Inc.*	2,189	498,742
Gartner, Inc.*	2,202	349,017
Global Payments, Inc.	3,869	492,911
International Business Machines Corp.	22,408	3,388,314
Mastercard, Inc. "A"	22,391	4,984,460
Paychex, Inc.	7,815	575,575
PayPal Holdings, Inc.*	29,053	2,552,016
Total System Services, Inc.	4,118	406,611
VeriSign, Inc.*	2,627	420,635
Visa, Inc. "A"	43,624	6,547,526
Western Union Co.	11,055	210,708
		29,120,118
Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc.* (a)	21,050	650,235
Analog Devices, Inc.	9,148	845,824
Applied Materials, Inc.	24,106	931,697
Broadcom, Inc.	10,594	2,613,858
Intel Corp.	113,160	5,351,337
KLA-Tencor Corp.	3,803	386,803
Lam Research Corp.	3,862	585,865
Microchip Technology, Inc.	5,830	460,045
Micron Technology, Inc.*	28,526	1,290,231
NVIDIA Corp.	14,919	4,192,537
Qorvo, Inc.*	3,062	235,437
QUALCOMM., Inc.	34,511	2,485,827
Skyworks Solutions, Inc.	4,380	397,310
Texas Instruments, Inc.	23,897	2,563,909
Xilinx, Inc.	6,247	500,822
		23,491,737
Software 6.0%
Adobe Systems, Inc.*	12,031	3,247,769
ANSYS, Inc.*	2,094	390,908
Autodesk, Inc.*	5,358	836,437
CA, Inc.	7,752	342,251
Cadence Design Systems, Inc.*	6,842	310,080
Citrix Systems, Inc.*	3,181	353,600
Intuit, Inc.	6,348	1,443,535
Microsoft Corp.	188,220	21,526,721
Oracle Corp.	69,386	3,577,542
Red Hat, Inc.*	4,331	590,229
salesforce.com, Inc.*	18,567	2,952,710
Symantec Corp.	15,050	320,264
Synopsys, Inc.*	3,628	357,757
		36,249,803
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	112,629	25,424,871
Hewlett Packard Enterprise Co.	36,140	589,443
HP, Inc.	38,864	1,001,525
NetApp, Inc.	6,361	546,346
Seagate Technology PLC	6,414	303,703
Western Digital Corp.	7,156	418,912
Xerox Corp.	5,356	144,505
		28,429,305
Materials 2.4%
Chemicals 1.8%
Air Products & Chemicals, Inc.	5,358	895,054
Albemarle Corp. (a)	2,666	266,013
CF Industries Holdings, Inc.	5,786	314,990
DowDuPont, Inc.	56,693	3,645,927
Eastman Chemical Co.	3,467	331,861
Ecolab, Inc.	6,239	978,150
FMC Corp.	3,250	283,335
International Flavors & Fragrances, Inc.	2,251	313,159
LyondellBasell Industries NV "A"	7,853	805,011
PPG Industries, Inc.	5,940	648,232
Praxair, Inc.	7,078	1,137,647
The Mosaic Co.	8,710	282,901
The Sherwin-Williams Co.	2,012	915,883
		10,818,163
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,528	278,020
Vulcan Materials Co.	3,218	357,841
		635,861
Containers & Packaging 0.3%
Avery Dennison Corp.	2,126	230,352
Ball Corp.	8,500	373,915
International Paper Co.	9,930	488,060
Packaging Corp. of America	2,330	255,578
Sealed Air Corp.	3,922	157,468
WestRock Co.	6,337	338,649
		1,844,022
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	35,586	495,357
Newmont Mining Corp.	13,052	394,170
Nucor Corp.	7,788	494,149
		1,383,676
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITs) 2.5%
Alexandria Real Estate Equities, Inc.	2,592	326,048
American Tower Corp.	10,785	1,567,060
Apartment Investment & Management Co. "A"	3,882	171,313
AvalonBay Communities, Inc.	3,369	610,294
Boston Properties, Inc.	3,765	463,434
Crown Castle International Corp.	10,210	1,136,679
Digital Realty Trust, Inc.	5,097	573,311
Duke Realty Corp.	8,901	252,521
Equinix, Inc.	1,954	845,867
Equity Residential	8,988	595,545
Essex Property Trust, Inc.	1,607	396,463
Extra Space Storage, Inc.	3,052	264,425
Federal Realty Investment Trust	1,800	227,646
HCP, Inc.	11,367	299,179
Host Hotels & Resorts, Inc.	18,256	385,202
Iron Mountain, Inc.	6,974	240,742
Kimco Realty Corp.	10,166	170,179
Mid-America Apartment Communities, Inc.	2,832	283,710
Prologis, Inc.	15,506	1,051,152
Public Storage	3,671	740,184
Realty Income Corp.	7,181	408,527
Regency Centers Corp.	4,123	266,634
SBA Communications Corp. *	2,809	451,210
Simon Property Group, Inc.	7,610	1,345,067
SL Green Realty Corp.	2,105	205,301
The Macerich Co.	2,568	141,985
UDR, Inc.	6,671	269,709
Ventas, Inc.	8,804	478,761
Vornado Realty Trust	4,290	313,170
Welltower, Inc.	9,152	588,657
Weyerhaeuser Co.	18,750	605,062
		15,675,037
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	7,743	341,467
Utilities 2.8%
Electric Utilities 1.7%
Alliant Energy Corp.	5,779	246,012
American Electric Power Co., Inc.	12,066	855,238
Duke Energy Corp.	17,442	1,395,709
Edison International	8,058	545,365
Entergy Corp.	4,486	363,949
Evergy, Inc.	6,684	367,085
Eversource Energy	7,716	474,071
Exelon Corp.	23,595	1,030,158
FirstEnergy Corp.	11,897	442,212
NextEra Energy, Inc.	11,561	1,937,624
PG&E Corp.*	12,728	585,615
Pinnacle West Capital Corp.	2,785	220,516
PPL Corp.	17,167	502,306
Southern Co.	24,871	1,084,376
Xcel Energy, Inc.	12,582	593,996
		10,644,232
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	16,425	229,950
NRG Energy, Inc.	7,434	278,032
		507,982
Multi-Utilities 0.9%
Ameren Corp.	6,035	381,533
CenterPoint Energy, Inc.	12,079	333,984
CMS Energy Corp.	7,039	344,911
Consolidated Edison, Inc.	7,613	580,035
Dominion Energy, Inc	16,056	1,128,416
DTE Energy Co.	4,456	486,283
NiSource, Inc.	8,870	221,040
Public Service Enterprise Group, Inc.	12,380	653,540
SCANA Corp.	3,533	137,398
Sempra Energy	6,703	762,466
WEC Energy Group, Inc.	7,806	521,129
		5,550,735
Water Utilities 0.1%
American Water Works Co., Inc.	4,427	389,443
Total Common Stocks (Cost $279,546,103)		603,518,876
	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 2.08% **, 1/10/2019 (b) (Cost $581,587)	585,000	581,435
	Shares	Value ($)
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (c) (d) (Cost $1,892,154)	1,892,154	1,892,154
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 2.03% (c) (Cost $3,717,134)	3,717,134	3,717,134
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $285,736,978)	100.4	609,709,599
Other Assets and Liabilities, Net	(0.4)	(2,176,472)
Net Assets	100.0	607,533,127

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2018	Value ($) at 9/30/2018
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (c) (d)
870,253	1,021,901 (e)	—	—	—	2,131	—	1,892,154	1,892,154
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 2.03% (c)
5,621,694	37,540,886	39,445,446	—	—	83,517	—	3,717,134	3,717,134
6,491,947	38,562,787	39,445,446	—	—	85,648	—	5,609,288	5,609,288

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2018 amounted to $1,810,019, which is 0.3% of net assets.
(b)	At September 30, 2018, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2018.
At September 30, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	12/21/2018	32	4,649,557	4,670,400	20,843

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$603,518,876	$—	$—	$603,518,876
Government & Agency Obligation	—	581,435	—	581,435
Short-Term Investments (f)	5,609,288	—	—	5,609,288
Derivatives (g) Futures Contracts	20,843	—	—	20,843
Total	$609,149,007	$581,435	$—	$609,730,442

(f)	See Investment Portfolio for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 20,843

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	11/23/2018